DISPOSAL OF BUSINESSES - Other disposals (Details) ¥ in Thousands			1 Months Ended					12 Months Ended
	Feb. 15, 2017 CNY (¥) shareholder	Feb. 14, 2017	Aug. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
DISPOSAL OF BUSINESSES
Gain (loss) on disposal								¥ 571,270
Shanxi Zhongrun
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	40.00%	50.00%
Amount of equity interest subscribed	¥ 100,000
Number of other shareholders | shareholder	3
Fair value of investment in associates	¥ 100,000
Fair value gain (loss) recognized for remaining equity interest	¥ 4,000
Shanxi Zhongrun | Shanxi Zhongrun with Huarun (Coal) Group
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	20.00%
Amount of equity interest subscribed	¥ 100,000
Shanxi Zhongrun | Xishan Coal Electricity
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	20.00%
Amount of equity interest subscribed	¥ 100,000
Shanxi Zhongrun | Jin Energy Power
DISPOSAL OF BUSINESSES
Ownership interest in associate (in percent)	20.00%
Amount of equity interest subscribed	¥ 100,000
Zibo Trading
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)						50.00%
Gain (loss) on disposal						¥ 2,000
Ownership interest in subsidiary (in percent)						50.00%
The fair value of the remaining equity interest in subsidiary						¥ 12,000
Fair value gain (loss) recognized for remaining equity interest						¥ (2,000)
Longmen Aluminum
DISPOSAL OF BUSINESSES
Gain (loss) on disposal							¥ (26,000)
Beijing Yike
DISPOSAL OF BUSINESSES
Gain (loss) on disposal							¥ 38,000
Zhengzhou Chalco Longyu Mining
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)			51.00%
Gain (loss) on disposal			¥ 8,000
Shanxi Huatai Carbon
DISPOSAL OF BUSINESSES
Gain (loss) on disposal					¥ (2,000)
Hedong Carbon
DISPOSAL OF BUSINESSES
Gain (loss) on disposal				¥ (2,000)